Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	740,298,478.87	34,742
Yield Supplement Overcollateralization Amount 06/30/18	55,883,793.53	0
Receivables Balance 06/30/18	796,182,272.40	34,742
Principal Payments	22,431,900.13	446
Defaulted Receivables	953,216.55	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	53,644,394.33	0
Pool Balance at 07/31/18	719,152,761.39	34,263

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.69%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,232,017.87	191
Past Due 61-90 days	1,134,994.36	52
Past Due 91-120 days	302,969.58	14
Past Due 121+ days	0.00	0
Total	5,669,981.81	257

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	489,662.33
Aggregate Net Losses/(Gains) - July 2018	463,554.22
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.70%
Prior Net Losses Ratio	0.42%
Second Prior Net Losses Ratio	0.10%
Third Prior Net Losses Ratio	0.15%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	19,057,548.18
Actual Overcollateralization	19,057,548.18
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	60.36

Flow of Funds	$ Amount

Collections	24,967,997.06
Investment Earnings on Cash Accounts	36,552.52
Servicing Fee	(663,485.23)
Transfer to Collection Account	0.00
Available Funds	24,341,064.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,565,612.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,527,807.79
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,057,548.18
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,125,322.30

Total Distributions of Available Funds	24,341,064.35

Servicing Fee	663,485.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 07/16/18	720,680,569.18
Principal Paid	20,585,355.97
Note Balance @ 08/15/18	700,095,213.21

Class A-1
Note Balance @ 07/16/18	78,840,569.18
Principal Paid	20,585,355.97
Note Balance @ 08/15/18	58,255,213.21
Note Factor @ 08/15/18	36.1833622%

Class A-2
Note Balance @ 07/16/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	272,800,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-3
Note Balance @ 07/16/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	272,800,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-4
Note Balance @ 07/16/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	71,720,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	24,520,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,630,386.08
Total Principal Paid	20,585,355.97
Total Paid	22,215,742.05

Class A-1
Coupon	2.25000%
Interest Paid	147,826.07
Principal Paid	20,585,355.97
Total Paid to A-1 Holders	20,733,182.04

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	0.00
Total Paid to A-2 Holders	584,246.67

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0307734
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6406706
Total Distribution Amount	27.6714440

A-1 Interest Distribution Amount	0.9181743
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.8593539
Total A-1 Distribution Amount	128.7775282

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1416667

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	74.22
Noteholders' Principal Distributable Amount	925.78

Account Balances	$ Amount

Reserve Account
Balance as of 07/16/18	2,042,854.72
Investment Earnings	3,197.27
Investment Earnings Paid	(3,197.27)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72